SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 15. SUBSEQUENT EVENTS

May 2025 Financing Transactions

The Company entered into a Business Loan and Security Agreement with Agile Capital Funding, LLC and its affiliates (“Agile”), dated as of May 12, 2025, pursuant to which, in exchange for a capital infusion of $500,000, the Company issued to Agile a $525,000 face amount secured promissory note (the “Agile Note”). The Agile Note requires weekly repayments of $27,000 through November 2025, totaling $756,000. The Agile Note is secured by the Company’s cash and deposit accounts.

The Company entered into a Securities Purchase Agreement with 1800 Diagonal Lending LLC (“Diagonal”), dated as of May 13, 2025, pursuant to which, in exchange for a capital infusion of $188,000, the Company issued to Diagonal a $227,700 face amount convertible promissory note (the “Diagonal Note”). The Diagonal Note bears interest at 10% and has a maturity date of February 28, 2026. Beginning 180 days after the issuance date, the note may be converted into common stock for a conversion price equal to a discount of 25% to the lowest trading price during the ten days prior to the conversion date. Diagonal also agreed to provide additional tranches of financing during the next twelve months, up to an aggregate of $2,275,000, subject to further agreement between the Company and Diagonal.

The Company entered into a Securities Purchase Agreement with Boot Capital LLC (“Boot”), dated as of May 13, 2025, pursuant to which, in exchange for a capital infusion of $94,000, the Company issued to Boot a $110,000 face amount convertible promissory note (the “Boot Note” and collectively with the Agile Note and Diagonal Note, the “Notes”). The Boot Note bears interest at 10% and has a maturity date of February 28, 2026. Beginning 180 days after the issuance date, the note may be converted into common stock for a conversion price equal to a discount of 25% to the lowest trading price during the ten days prior to the conversion date.

The Notes are subordinate to the currently outstanding Series A Preferred Stock, solely with respect to dividend rights and rights on the distribution of assets on any voluntary or involuntary liquidation, dissolution, or winding up of the Company. Issuances of common stock on conversion of the Diagonal Note and the Boot Note are limited to an amount equal to 19.9% of the outstanding common stock as of the date of execution, until such time as the transaction is approved by stockholders.

The foregoing transaction documents contain customary representations, warranties, and covenants, including customary events of default including, but not limited to, failure to pay amounts due when required, default in covenants, and bankruptcy events.

NYSE Regulation Notice of Noncompliance

On April 29, 2025, the Company received a Notice of Noncompliance (the “Notice”) from NYSE Regulation indicating that the Company was not in compliance with Section 1003(a)(i) of the NYSE American LLC Company Guide (the “Company Guide”), which requires a company to maintain stockholders’ equity of $2.0 million or more if it has reported losses from continuing operations or net losses in two of its three most recent fiscal years. The Notice has no immediate effect on the listing or trading of the Company’s securities and the Company’s common stock will continue to trade on the NYSE American under the symbol “BURU” with the designation of “.BC” to indicate that the Company is not in compliance with the NYSE American’s continued listing standards.

As required by the Company Guide, the Company will submit a detailed plan by May 29, 2025, advising of actions it has taken or will take to regain compliance with the continued listing standards by the compliance deadline of October 29, 2026. If NYSE Regulation determines to accept the plan, the Company will be subject to periodic reviews, including quarterly monitoring for compliance. If the plan is not accepted, or the Company does not make progress under the plan during the plan period, NYSE may commence delisting proceedings. However, the Company is entitled to appeal a staff delisting determination in accordance with the Company Guide.

The Company believes that, upon consummation of certain of the transactions that it has recently announced, it will be able to regain compliance. However, such transactions are subject to regulatory approvals, stockholder approval, and other closing conditions and, as a result, may not be consummated. Even if consummated, such transactions may not achieve the anticipated results or benefits to the Company.

April 2025 Indigo Transactions

The Company entered into the following transactions on April 22, 2025:

•
in exchange for a capital infusion of $1,350,000, the Company issued to Indigo Capital a $1,421,053 face amount unsecured, convertible note. The note bears no interest for so long as it is not in default and has an April 21, 2026 maturity date and a conversion price equal to the lowest VWAP during the 5 days prior to the conversion date;
•
in exchange for the extinguishment of an existing unsecured promissory note of the Company with a $2,003,097 face amount, the Company issued to Indigo Capital a $2,108,523.16 face amount unsecured, convertible note that bears no interest for so long as it is not in default, and has an April 21, 2026 maturity date and a conversion price equal to the lowest VWAP during the 5 days prior to the conversion date.

Both notes are subordinate to the currently outstanding Series A Preferred Stock, solely with respect to dividend rights and rights on the distribution of assets on any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Company.

Issuances of common stock on conversion of such notes are limited to an amount equal to 19.9% of the outstanding common stock as of the date of execution, until such time as the transaction is approved by stockholders.

The transaction documents contain customary representations, warranties, and covenants, and the notes include customary events of default including, but not limited to, failure to pay amounts due when required, default in covenants, bankruptcy events, and suspension or delisting from trading of the common stock on an eligible exchange. The Company is also obligated to register for resale the shares issuable upon conversion of the notes.

NOTE 16. SUBSEQUENT EVENTS

SFE EI Senior Note Settlement Agreement and Company Funding

On January 13, 2025, the Company entered into a letter agreement with S.F.E. Equity Investments SARL (“SFE EI”), pursuant to which SFE EI agreed to engage in efforts and commit capital to finance the operations of the Company for the next twelve months pursuant to a business plan focused on building a stable foundation for the future business (the “Transformation Plan”). In connection with the Transformation Plan, the Company agreed to certain governance changes.

Liqueous Settlement Agreement

On January 14, 2025, we entered into a settlement (the “Settlement”) and mutual release agreement with Liqueous LP (“Liqueous”) pursuant to which the parties provided an immediate mutual release of claims and obligations and Liqueous agreed to provide us with (i) payments for an aggregate of $1,000,000 in three installments, and (ii) a payment of $500,000 at such time as the parties are able to negotiate the amendment of the terms of outstanding pre-funded warrants held by Liqueous to reflect current market price. Following the Settlement with Liqueous, as amended, the ELOC provided for under the Master Agreement with Liqueous will not be implemented and no additional equity will be sold to Liqueous, other than as set forth in the Settlement, as amended.

On February 17, 2025, the Company entered into an amendment ("the Amendment") to the Settlement with Liqueous, pursuant to which the parties agreed to (i) settle the Promissory Note, described further in Note 8, through the issuance of 6,406,225 pre-funded warrants exercisable into common stock (the "February 2025 Pre-Funded Warrants"), (ii) modify certain outstanding Pre-Funded Warrants issued in connection with the Program, described further in Note 10, resulting in the issuance of 3,647,416 pre-funded warrants (the "Modified Pre-Funded Warrants"), together with the February 2025 Pre-Funded Warrants, (the "2025 Warrants") exercisable into common stock outstanding following the transaction and (iii) modify the remaining outstanding Pre-Funded Warrants issued in connection with the Program and concurrently issue 9,360,888 common shares of the Company as consideration for the settlement of such Pre-Funded Warrants. The exercise price for the 2025 Pre-Funded Warrants is substantially paid by the purchaser and, as a result, such warrants may be exercised into common stock in the future with a nominal exercise price payment. The Modified Pre-Funded Warrants and February 2025 Pre-Funded Warrants are exercisable anytime through September 2029 and February 2030, respectively. As of April 15, 2025, the Modified Pre-Funded Warrants, February 2025 Pre-Funded Warrants and common shares of the Company required to be issued in connection with the Amendment of the Settlement were not yet issued by the Company.

Trumar Capital LLC Acquisition Agreement

On February 19, 2025, the Company entered into a commitment letter with Trumar Capital LLC to acquire: (i) a license of certain technology that would allow the Company to expand its existing business within the defense sector; (ii) a controlling interest in a defense-tech company that specializes in the design, production, and outfitting of a diverse range of vehicles, including industrial and military applications, as well as electronic devices for defense and security, advanced telecommunications, and tracking systems; and (iii) a controlling interest in a Software as a Service (SaaS) startup focused on operational resilience. The Company’s Executive Chairperson owns a controlling interest in the SaaS target entity, and as a result, the proposed investment will be negotiated by, and authorized only with approval from, the independent board members, and will be subject to stockholder approval.

The anticipated investments will occur in stages. The first stage, which has been completed, involved the purchase of a 20% ownership interest in TCEI for an aggregate price of $1.5 million in cash plus $23.5 million in notes. Such notes carry a five-year maturity, a 10% annual interest rate, and a three-month grace period, followed by a monthly payment structure, and are cancellable if the full transaction does not close. The $1.5 million cash portion of the purchase price was provided by Indigo Capital LLC, to whom Nuburu issued a promissory note with a face amount of $1,578,495, maturity date of March 1, 2026, and conversion price equal to a 20% discount to the lowest VWAP during the 5 days prior to the conversion date.

The second stage, which will require both stockholder and regulatory approval, will involve the investment in additional ownership interests, resulting in Nuburu (i) having a controlling interest in the target entities and (ii) issuing Common Stock in excess of 19.9% of its outstanding Common Stock as part of the purchase price. Nuburu would also receive rights to appoint directors for each target entity, consistent with its percentage of ownership in each entity.

We also agreed to issue 6,086,957 shares of common stock to SFE EI as consideration for SFE EI escrowing approximately $4.2 million in assets for purposes of guaranteeing our performance obligations in connection with the TCEI acquisition. Issuances to SFE EI may not exceed 19.9% of the outstanding Common Stock until approved by stockholders.

Consummation of the full TCEI acquisition is subject to continued due diligence, receipt of an acceptable valuation from a third-party valuation firm, regulatory approvals, and stockholder consent.

On March 31, 2025, we also entered into a Joint Pursuit Agreement with the defense-tech company to allow both parties to jointly develop and market certain defense-related vehicles and services in advance of closing the full TCEI acquisition.

Humbl Share Exchange Agreement

On February 28, 2025, the Company entered into a share exchange agreement (“Equity Swap Agreement”) and master distribution agreement with HUMBL, Inc. (“HUMBL”). Under the terms of the Equity Swap Agreement, the Company agreed to issue $2 million in common stock to HUMBL and HUMBL agreed to issue an equal amount of Series C Preferred Stock to the Company. The issuance of shares by each party was contingent upon obtaining any required regulatory, exchange, or stockholder approvals and satisfying any applicable registration requirements. Subsequently, the parties have terminated such agreements and have no further obligations to each other in connection with such agreements.

Indigo Capital Convertible Notes

On March 3, 2025, the Company entered into the following transactions:

•
in exchange for a capital infusion of $1,500,000, the Company issued to Indigo Capital LLC ("Indigo Capital") a $1,578,495 face amount unsecured, convertible note. The note bears no interest for so long as it is not in default and has a March 1, 2026 maturity date and a conversion price equal to a 20% discount to the lowest VWAP during the 5 days prior to the conversion date;
•
in exchange for the extinguishment of the remaining August 2024 Convertible Notes held by Indigo Capital, which it purchased from Esousa on March 3, 2025, the Company issued to Indigo Capital a $894,708.31 face amount unsecured, convertible note that bears no interest for so long as it is not in default, and has March 1, 2026 maturity date and a conversion price equal to 33.33% of the lowest VWAP during the 5 days prior to the conversion date.

Issuances of common stock on conversion of such notes are limited to an amount equal to 19.9% of the outstanding common stock as of the date of execution, until such time as the transaction is approved by stockholders.

The transaction documents contain customary representations, warranties, and covenants, and the notes include customary events of default including, but not limited to, failure to pay amounts due when required, default in covenants, bankruptcy events, and suspension or delisting from trading of the common stock on an eligible exchange. The Company is also obligated to register for resale the shares issuable upon conversion of the notes.

Foreclosure Collateral Sale

On March 5, 2025, lenders holding certain outstanding Senior Convertible Notes held an auction for the sale of collateral securing the Company’s repayment obligations to such lenders. The auction resulted in the transfer of collateral to an affiliate of the senior secured lenders in exchange for a full discharge and extinguishment of the Company’s Junior and Senior Convertible Notes. All of the Company’s outstanding long-term indebtedness has been eliminated through a combination of the Company’s conversion of outstanding indebtedness over the course of the last year and the discharge and extinguishment of debt resulting from the lender’s collateral sale.

SYME Strategic Investment

On March 14, 2025, we entered into an up to $5.15 million in aggregate convertible facility with Supply@ME Capital Plc (“SYME”), a fintech platform focused on Inventory Monetisation© solutions for manufacturing and trading companies. This investment in SYME is anticipated to be funded by SFE EI (in exchange for approximately $3 million of convertible notes issued by Nuburu to SFE EI), and upon conversion is expected to result in Nuburu holding a controlling interest in SYME. Following approval by SYME stockholders, the Financial Conduct Authority, and The Panel on Takeovers and Mergers (collectively, the “Approvals”), we may convert amounts outstanding under the facility into ordinary shares of SYME at a fixed conversion rate of £0.00003 per ordinary share, with conversion shares accompanied by a warrant to acquire one additional ordinary share of SYME for every two ordinary shares of SYME issued on any conversion, with an exercise price of £0.000039, as well as the ability to exercise on a cashless basis. The Company’s Executive Chairman is the founder and current Chief Executive Officer of SYME, and as a result, the proposed investment was negotiated and approved by the independent board members.

SYME and its operating subsidiaries provide its platform for use by manufacturing and trading companies to access inventory trade solutions, enabling their businesses to generate cashflow, through a non-credit arrangement and without incurring debt. This is achieved by their existing eligible inventory being added to the platform and then monetised through purchases by third-party inventory funders. The inventory to be monetised can include warehoused goods waiting to be sold to end-customers or goods that are part of a typical import/export transaction. As of September 20, 2024, SYME had a pipeline of approximately £391.0m and approximately 15 employees.